[Letterhead of Perkins Coie LLP]

March 17, 2005

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:    HouseValues, Inc. Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, HouseValues, Inc., a Washington corporation (the “Company”), transmitted herewith for filing with the Securities and Exchange Commission (the “SEC”), via EDGAR, is the Company’s Registration Statement on Form S-1/A (Commission File No. 333-118740) (the “Form S-1/A”).

On September 1, 2004, in connection with its initial public offering of common stock, the Company filed a Registration Statement on Form S-1 (the “Original Filing”) that inadvertently disclosed in certain exhibits filed therewith the social security numbers of certain individuals. On February 22, 2005, we sent a letter to Herbert Scholl of the Office of EDGAR and Information Analysis requesting on behalf of HouseValues that the SEC delete the Original Filing from EDGAR, whereupon the Company would file an amended Registration Statement on Form S-1/A that is identical to the Original Filing but for the absence of the inadvertently disclosed social security numbers (the “Amended Filing”).

In subsequent communications with the Office of EDGAR and Information Analysis we learned that the Company’s request for the removal of the Original Filing was granted. The Original Filing has now been removed. The Form S-1/A filed herewith constitutes the Amended Filing that is intended to replace the Original Filing. It is identical to the Original Filing but for the absence of the inadvertently disclosed social security numbers.

The Company hereby requests that the filing date of the Form S-1/A filed herewith be adjusted to September 1, 2004, and that the submission type be reclassified from “Form S-1/A” to “Form S-1”.

The Company previously paid a registration fee of $10,928 in connection with the Original Filing.

Securities and Exchange Commission

March 17, 2005

If you have any questions regarding this filing, please contact the undersigned at (206) 359-8890 or David C. Clarke at (206) 359-8612.

Very truly yours,

/S/ S. PAUL SASSALOS
S. Paul Sassalos

cc:    Gregg I. Eskenazi, HouseValues, Inc.